Related-Party Transactions (Details) - ISLS Consulting - EUR (€) € in Thousands		12 Months Ended
	Dec. 14, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Consulting fees		€ 169	€ 162
Number of share warrants granted	80,000